Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) (Parenthetical) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. federal income tax rate	21.00%	21.00%	35.00%	35.00%
Deferred tax assets net operating loss carryforward			$ 13,245
Deferred tax assets net operating loss carryforward description		Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $13,245 from $35,102 to $19,867 as of December 31, 2017.	Accordingly, we have reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $28,475 from $71,188 to $42,713 as of December 31, 2017.
Minimum [Member]
Deferred tax assets net operating loss carryforward			$ 19,867
Maximum [Member]
Deferred tax assets net operating loss carryforward			$ 33,112